Significant Accounting Policies - Revenue and Expense Recognized for Advertising Barter Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Net revenues	$ 8,955	$ 8,469	$ 8,051
Direct advertising expenses	3,633	3,603	3,559
General and administrative expenses	$ 4,758	$ 4,332	$ 4,067